Short-Term Investments and Short-Term Investments, Related Party (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Investment Holdings [Line Items]
Schedule of amortized cost and fair value of investment securities held-to-maturity
	Investment Securities Held-to-Maturity
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	fair value
March 31, 2020
Corporate debt securities	$5,587,984	$-	$-	$5,587,984
Related party investment -wealth management product	3,378,706	-	-	3,378,706
Total	$8,966,690	$-	$-	$8,966,690

March 31, 2019
Corporate debt securities	$9,461,918	$-	$-	$9,461,918
Total	$9,461,918	$-	$-	$9,461,918

Investment securities [Member]
Summary of Investment Holdings [Line Items]
Schedule of amortized cost and fair value of investment securities held-to-maturity
Periods	March 31, 2020	March 31, 2019
Due in one year or less	$8,966,690	$9,461,918
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	-	-
Total	$8,966,690	$9,461,918